Investments and Derivative Instruments (Net Investment Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ 2,535		$ 2,572		$ 2,612
Equity securities, trading	1		0		0
Total net investment income (loss)	2,536		2,572		2,612
Fixed Maturities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	1,953	[1]	1,927	[1]	1,967	[1]
Equity Securities, AFS [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	11		10		14
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	248		206		199
Policy Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	116		128		129
Limited Partnerships and Other Alternative Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	85		143		121
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	199	[2]	231	[2]	254	[2]
Investment Expenses [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ (77)		$ (73)		$ (72)

[1]	Includes net investment income on short-term investments.
[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.